Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands			3 Months Ended	12 Months Ended
		Dec. 31, 2020 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥) Kilometers shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounting Policies [Line Items]
Restricted cash		¥ 2,332,145		¥ 609,975	¥ 2,332,145
Allowance for credit loss on accounts receivable charged to income statement				69,731	10,039
Allowance for credit loss on accounts receivable current		8,220		34,198	8,220
Allowance for credit loss on accounts receivable non current		4,287		32,898	4,287
Short-term investments		¥ 2,820,711		2,833,763	2,820,711
Inventory write-downs				162,433	92,612	¥ 109,505
Land use rights amortisation period		50 years
Research and development expenses	[1]			4,114,267	1,725,906	2,070,158
Advertising costs				873,256	517,135	168,170
Selling and marketing expenses total				4,276,366	1,737,765	668,602
Employer contribution to defined contribution plan				466,444	152,361	215,046
Dividend declared		¥ 0		0	0	0
General and Administrative Expense				1,029,067	1,182,884	495,967
Short-term deposits		979,897		25,858,007	979,897
Long-term deposits		0		3,217,266	0
Impairment of indefinite-lived intangible assets			¥ 0	0		0
Other income other subsidies				350,596	86,830	12,294
Relocation and disposal costs				132,856
Other income government subsidies				214,486
Advance repayment of long term borrowing				¥ 700,000
License Of Maintenance And Overhauls [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life				26 months
Bank Deposits for Letter of Credit Bank Notes and a Forward Exchange Contract [Member]
Accounting Policies [Line Items]
Restricted cash		2,296,560		¥ 600,058	2,296,560
Deposits Restriction Subject to Settlement of Dispute [Member]
Accounting Policies [Line Items]
Restricted cash		35,585		¥ 9,917	35,585
General Reserve Fund [Member]
Accounting Policies [Line Items]
Percentage of the after tax profits allocatable to statutory general reserve fund				10.00%
Appropriations to general reserve fund and statutory surplus fund				¥ 6,047	0	0
Minimum [Member] | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life				2 years
Minimum [Member] | Leaseholds and Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life				2 years
Minimum [Member] | General Reserve Fund [Member]
Accounting Policies [Line Items]
Statutory reserves as a percentage of the reserved capital of the company				50.00%
Maximum [Member] | Software and Software Development Costs [Member]
Accounting Policies [Line Items]
Finite-Lived Intangible Asset, Useful Life				10 years
Maximum [Member] | Leaseholds and Leasehold Improvements [Member]
Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life				10 years
Chengxing [Member] | Common Class A [Member] | Two Thousand And Nineteen Equity Incentive Plan [Member]
Accounting Policies [Line Items]
Share based compensation by share based payment arrangement number of shares authorised | shares				161,462,100
CHINA
Accounting Policies [Line Items]
Short-term deposits		¥ 979,897		¥ 25,858,007	979,897
Customer Upgrade Programme [Member]
Accounting Policies [Line Items]
Period of validity of loyalty scheme offered				5 years
Period within which customers have to accept the loyalty scheme offered				30 days
Vehicles [Member]
Accounting Policies [Line Items]
Product warranty period				4 years
Distance for the vehicle used for which warranty is given | Kilometers				100,000
Cost of Sales [Member]
Accounting Policies [Line Items]
Inventory write-downs				¥ 162,433	92,612	109,505
Operating Expense [Member]
Accounting Policies [Line Items]
Gain loss on the disposal of propery plant and equipment				¥ 36,508	¥ 6,167	¥ 1,191

[1]	Share-based compensation was allocated in operating expenses as follows: